Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Sale of vessels and novation of newbuild contracts [Line Items]
Loss on sale of assets	$ 2,750	$ 0
Stalo
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price	9,000
Sales Fees	0
Kypros Unity
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price	20,000
Sales Fees	0
Hull 1718
Sale of vessels and novation of newbuild contracts [Line Items]
Remaining Commitment For New build	28,400
Fair Value Of Commitment For Newbuild	$ 26,500